REVENUE RECOGNITION (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Revenue Recognition [Abstract]
Rebates And Others	$ 3,002	$ 2,950
Chargebacks	1,098	1,035
Returns	432	443
Sales reserves and allowances	$ 4,532	$ 4,428